Equity-accounted investees	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Equity-accounted investees	Equity-accounted investees

(in thousands of USD)	December 31, 2023	December 31, 2022
Assets
Interest in joint ventures	518	1,423
Interest in associates	—	—
TOTAL ASSETS	518	1,423

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	51,703	33,936
Offset investment with shareholders loan	—	—
Balance at January 1, 2021	51,703	33,936

Group's share of profit (loss) for the period	22,976	—
Group's share of other comprehensive income	951	—
Dividends received from joint ventures	(4,635)	—
Movement shareholders loans to joint ventures	—	(2,242)

Gross balance	70,995	31,694
Offset investment with shareholders loan	1,451	(1,451)
Balance at December 31, 2021	72,446	30,242

Reversal prior year offset investment with shareholders loan	(1,451)	1,451
Group's share of profit (loss) for the period	17,650	—
Group's share of other comprehensive income	159	—
Dividends received from joint ventures	(3,021)	—
Movement equity to shareholders loans	(2,000)	2,000
Reclassification of associate to joint venture (Note 23)	—	(32,844)
Business combinations	(83,186)	—

Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at December 31, 2022	1,423	24

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—

Gross balance	(329)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

The increase in investments in equity accounted investees at December 31, 2021 is mainly due to a decrease in the depreciation and amortization cost for TI Asia and TI Africa and a decrease in income tax expenses for the two joint ventures compared to the period ended December 31, 2020.

The decrease in shareholders loans to joint ventures at December 31, 2022 is related to the full repayment of the shareholders loan to TI Africa Ltd following the acquisition of the remaining 50% shares in TI Africa Ltd as well as the sale of Suezmax Bari in March 2022. In consequence of the sale, the shareholders loan to Bari Shipholding Ltd. was repaid and the remaining amount was written-off. As a consequence of the acquisition in 2022 of the remaining 50% shares in TI Africa Ltd and TI Asia Ltd, the investments in equity accounted investees decreased.

Joint venture	Segment	Description
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, dormant company
Bastia Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, liquidation is in process
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa), as from June 7, 2022 100% subsidiary *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia), as from June 7, 2022 100% subsidiary *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2021
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	108,245	102,454	503	—	15,210	—	226,413
of which vessel	108,245	102,454	—	—	15,210	—	225,910
Current Assets	10,883	10,073	295,289	231	6,582	403	323,461
of which cash and cash equivalents	1,799	984	4,059	—	17	320	7,179
Non-Current Liabilities	33,755	10,245	66	—	20,228	—	64,295
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	25,153	24,305	290,626	68	4,466	112	344,731
of which bank loans	20,075	19,361	51,500	—	—	—	90,937
Net assets (100%)	60,221	77,977	5,100	163	(2,903)	290	140,848

Group's share of net assets	30,110	38,988	3,106	96	(1,451)	145	70,995

Shareholders loans to joint venture	11,465	—	—	—	20,228	—	31,694

Net Carrying amount of interest in joint venture	30,110	38,988	3,106	96	—	145	72,446

Remaining shareholders loan to joint venture	11,465	—	—	—	18,777	—	30,242

Revenue	50,105	50,160	649,665	—	11,872	—	761,801
Depreciations and amortization	(10,092)	(9,706)	(39)	—	(4,869)	—	(24,706)
Interest Expense	(2,005)	(1,943)	(1,054)	—	(1,932)	(1)	(6,934)
Income tax expense	(2,646)	(2,626)	(141)	—	—	—	(5,413)
Profit (loss) for the period (100%)	25,357	25,180	642	(19)	(5,464)	121	45,816
Other comprehensive income (100%)	971	930	—	—	—	—	1,902

Group's share of profit (loss) for the period	12,678	12,590	391	(11)	(2,732)	60	22,976

Group's share of other comprehensive income	486	465	—	—	—	—	951

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2022
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	153	—	—	—	153
of which vessel	—	—	—	—	—	—	—
Current Assets	—	—	504,397	206	131	—	504,734
of which cash and cash equivalents	—	—	2,453	—	101	—	2,554
Non-Current Liabilities	—	—	30	—	1,700	—	1,730
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	—	—	502,547	63	83	—	502,693
of which bank loans	—	—	75,500	—	—	—	75,500
Net assets (100%)	—	—	1,973	143	(1,652)	—	464

Group's share of net assets	—	—	1,202	84	(826)	—	460

Shareholders loans to joint venture	—	—	—	—	850	—	850

Net Carrying amount of interest in joint venture	—	—	1,202	84	—	—	1,286

Remaining shareholders loan to joint venture	—	—	—	—	24	—	24

Revenue	20,729	20,729	1,172,698		2,139	—	1,216,295
Depreciations and amortization	(2,998)	(2,811)	(39)		(479)	—	(6,327)
Interest expense	(428)	(413)	(954)		171	—	(1,625)
Income tax expense	1,599	1,600	(117)		—	—	3,082
Profit (loss) for the period (100%)	14,997	14,858	185	(36)	5,250	10	35,265
Other comprehensive income (100%)	170	149	—	—	—	—	319

Group's share of profit (loss) for the period	7,499	7,429	113	(21)	2,625	5	17,650

Group's share of other comprehensive income	85	74	—	—	—	—	159

	Asset
(in thousands of USD)	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Total
At December 31, 2023
Percentage ownership interest	50%	50%	50%

Non-Current assets	1,754	—	—	1,754
of which vessel	—	—	—	—
Current Assets	391,037	150	118	391,305
of which cash and cash equivalents	3,046	—	88	3,134
Non Current Liabilities	1,360	—	1,700	3,060
of which bank loans	—	—	—	—
Current Liabilities	390,323	66	114	390,503
of which bank loans	42,500	—	—	42,500
Net assets (100%)	1,108	84	(1,696)	(503)

Group's share of net assets	675	49	(848)	(123)

Shareholders loans to joint venture	—	—	850	850

Net Carrying amount of interest in joint venture	675	49	—	725

Remaining shareholders loan to joint venture	—	—	2	2

Revenue	1,685,928	—	—	1,685,928
Depreciations and amortization	(84)	—	—	(84)
Interest expense	(2,806)	—	—	(2,806)
Income tax expense	(79)	—	—	(79)
Profit (loss) for the period (100%)	(1,445)	(43)	(43)	(1,532)
Other comprehensive income (100%)	—	—	—	—

Group's share of profit (loss) for the period	(880)	(25)	(22)	(927)

Group's share of other comprehensive income	—	—	—	—
Loans and borrowings
On March 29, 2018, TI Asia Ltd. and TI Africa Ltd. entered into a $220.0 million senior secured credit facility. The facility consists of a term loan of $110.0 million and a revolving loan of $110.0 million for the purpose of refinancing the two FSOs as well as for general corporate purposes. The Company provided a guarantee for the revolving credit facility tranche. The fair value of this guarantee is not significant given the long term contract both FSOs have with North Oil Company until mid 2032, which results in sufficient repayment capacity under these facilities. Transaction costs for a total amount of $2.2 million are amortized over the lifetime of the instrument using the effective interest rate method. In June 2022, the Group acquired the remaining 50% of TI Africa Ltd. and TI Asia Ltd. In consequence of this transaction, the Company entered into a $150 million senior secured amortizing term loan facility (see Note 17). At the same time, the $220.0 million senior secured credit facility which were maturing in July 2022 and September 2022 have been repaid.
All bank loans in the joint ventures were secured by the underlying FSO and subject to specific covenants.

These entities are fully consolidated following the acquisition of the remaining 50% shares in TI Africa Ltd and TI Asia Ltd in June 2022.

Loan covenant
As of December 31, 2021, all joint ventures were in compliance with the covenants, as applicable, of their respective loans. As from June 2022 (see above), loan covenants were not applicable anymore to joint ventures.

Interest rate swaps
In 2018, TI Asia and TI Africa entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of $208.8 million (Euronav's share amounts to 50%) in connection to the $220.0 million facility. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments are measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have been fully unwound upon the acquisition of the remaining 50% of TI Africa Ltd. and TI Asia Ltd. and repayment of the $220.0 million senior secured credit facility.

Vessels
On November 19, 2019, the group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture company has acquired one Suezmax vessel. The joint ventures have acquired two Suezmax tankers (Bari & Bastia) for a total consideration of $40.6 million. The vessel Bastia was sold on September 15, 2020 for a net sale price of $20.1 million. The Company recorded a capital gain of $0.8 million in the third quarter of 2020 upon delivery to its new owner on September 30, 2020. The vessel Bari was sold on March 24, 2022 for a net sale price of $21.3 million. A capital gain of $6.6 million was recorded in the second quarter of 2022.

There were no capital commitments as of December 31, 2023, December 31, 2022 and December 31, 2021.
Cash and cash equivalents

(in thousands of USD)	2023	2022

Cash and cash equivalents of the joint ventures	3,134	2,554
Group's share of cash and cash equivalents	1,902	1,547
Services

The Group entered into an agreement with its joint venture to manage commercially both vessels (Bari and Bastia) from the Group's chartering desk. Furthermore, the Group also entered into an agreement to render accounting, assistance and administrative services to these JVs. In 2022 the Group invoiced a total amount of $177,586 (2021: $285,476). No services were rendered and invoiced during 2023 in consequence of the sale of Bari during 2022.

Furthermore, the joint venture entered into an agreement with the Group to invoice us management fees to do the supervision of the external shipmanagement. In 2022, the joint-venture Bari Shipholding Ltd. invoiced the Group $121,800 (2021: $163,000). There were no services rendered in 2023 in consequence of the sale of the vessel in 2022.